Annual Total Returns- Transamerica SmallMid Cap Value (Retail Class) [BarChart] - Retail Class - Transamerica SmallMid Cap Value - A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.27%)	15.70%	35.95%	4.55%	(3.19%)	20.74%	15.14%	(11.70%)	24.61%	3.25%